Other operating expenses, net	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other operating expenses, net
Other operating expenses, net
Other operating expenses, net consisted of the following items:

	Year ended December 31,
(in millions)	2017	2016	2015
Stock-based compensation expense	19.7	10.4	7.5
Business transformation costs	23.4	5.4	—
Restructuring charges	5.5	6.5	33.8
Other employee termination costs	8.1	1.5	—
Gain on sale of property, plant and equipment	(11.3)	(0.7)	(2.8)
Acquisition and integration related expenses	3.1	5.5	7.1
Advisory fees to CVC and CD&R (1)	—	—	2.8
Contract termination fee to CVC and CD&R	—	—	26.2
Other	6.9	8.6	14.4
Total other operating expenses, net	$55.4	$37.2	$89.0

(1)	As of December 31, 2015, significant stockholders were CVC Capital Partners (“CVC”) and Clayton, Dubilier & Rice, LLC (“CD&R”).